Subsequent Events (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2022	Aug. 09, 2022	Aug. 08, 2022	Jul. 15, 2022	Jul. 08, 2022	Jun. 09, 2022	Mar. 29, 2022	Apr. 27, 2020	Jun. 30, 2022	Dec. 31, 2020	Mar. 08, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock par value									$ 0.0001	$ 0.0001		$ 0.0001
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares									250	180,000
A B C Impact L L C [Member]
Subsequent Event [Line Items]
Ownership percentage						9.99%
A B C Impact L L C [Member] | July Loan Warrant [Member]
Subsequent Event [Line Items]
Ownership percentage						4.99%
First Draw Paycheck Protection Program Note Agreement [Member]
Subsequent Event [Line Items]
Maturity date								Apr. 24, 2022
Ten Percent Convertible Debenture [Member]
Subsequent Event [Line Items]
Interest rate, percentage						10.00%
Debt instrument description						(i) the outstanding principal amount of the June Debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the June Debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the June Debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the June Debenture
Ten Percent Convertible Debenture [Member] | A B C Impact L L C [Member]
Subsequent Event [Line Items]
Bank Loan			$ 150,000			$ 50,000
Interest rate, percentage						1000.00%
Debt conversion price						$ 0.05
Debt instrument description						(i) the outstanding principal amount of the July Debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the July Debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the July Debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the July Debenture
Warrant exercise price						$ 0.05
Warrant term						5 years
July Loan Warrant [Member] | A B C Impact L L C [Member]
Subsequent Event [Line Items]
Ownership percentage						4.99%
Subsequent Event [Member] | A B C Impact L L C [Member]
Subsequent Event [Line Items]
Ownership percentage			4.99%
Subsequent Event [Member] | First Draw Paycheck Protection Program Note Agreement [Member]
Subsequent Event [Line Items]
Principal amount							$ 1,000,000
Maturity date							Apr. 24, 2025
Subsequent Event [Member] | Forbearance Agreement [Member]
Subsequent Event [Line Items]
Legal fees	$ 25,000
Subsequent Event [Member] | Forbearance Agreement [Member] | A B C Impact [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock option, granted				18,400,000
Common stock par value				$ 0.0001
Subsequent Event [Member] | Forbearance Agreement [Member] | G L D [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares				2,100,000
Share price				$ 0.0001
Subsequent Event [Member] | Forbearance Agreement [Member] | L T P [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares				1,600,000
Share price				$ 0.0001
Subsequent Event [Member] | Senior Secured Convertible Debt
Subsequent Event [Line Items]
Principal amount											$ 47,000
Accrued interest											$ 9,000
Subsequent Event [Member] | Ten Percentage Convertible Debenture [Member] | A B C Impact [Member]
Subsequent Event [Line Items]
Proceeds from loans			$ 100,000		$ 100,000
Additional loans borrowed			$ 4,750,000		$ 4,850,000
Subsequent Event [Member] | Ten Percent Convertible Debenture [Member]
Subsequent Event [Line Items]
Interest rate, percentage			10.00%		10.00%
Subsequent Event [Member] | Ten Percent Convertible Debenture [Member] | Maximum [Member]
Subsequent Event [Line Items]
Interest rate, percentage			18.00%		18.00%
Subsequent Event [Member] | Ten Percent Convertible Debenture [Member] | A B C Impact L L C [Member]
Subsequent Event [Line Items]
Debt conversion price			$ 0.05
Debt instrument description		(a) the greater of (i) the outstanding principal amount of the August Debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the August Debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the August Debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the August Debenture.
Warrant term			5 years
Subsequent Event [Member] | July Loan Warrant [Member] | A B C Impact L L C [Member]
Subsequent Event [Line Items]
Ownership percentage			4.99%